Acquisitions of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2015
Samas
Purchase price was allocated as follows:
Schedule of purchase price allocation

	Allocated	Amortization
	Value	Period
	$
Cash	1,061,330
Total tangible assets acquired	5,192,503
Liabilities assumed	(3,085,972)
Favorable lease term	1,379,556	17.3 years
Customer relationship	184,987	17.3 years
Outstanding contracts	261,863	6.4 years
Goodwill	1,462,335
Deferred tax liabilities	(456,602)

Total	6,000,000

Hangzhou Kuyue
Purchase price was allocated as follows:
Schedule of purchase price allocation

	Allocated	Amortization
	Value	Period
	$
Cash	232,171
Total tangible assets acquired	2,360,024
Liabilities assumed	(4,737,860)
Software	5,562,408	10 years
Goodwill	11,716,718
Deferred tax liabilities	(1,390,602)

Total	13,742,859